Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.7%)
Barrick Gold Corp. 3.850%, 4/1/22	227,000	235
Barrick North America Finance LLC
5.700%, 5/30/41	2,172,000	2,731
5.750%, 5/1/43	509,000	669
The Dow Chemical Co. 4.250%, 10/1/34	737,000	781
DowDuPont, Inc.
4.493%, 11/15/25	1,228,000	1,357
4.725%, 11/15/28	1,096,000	1,255
FMC Corp. 4.500%, 10/1/49	429,000	445
Huntsman International LLC
4.500%, 5/1/29	2,026,000	2,136
5.125%, 11/15/22	881,000	939
LyondellBasell Industries NV 6.000%, 11/15/21	767,000	820
Minera Mexico SA de CV 4.500%, 1/26/50 144A	1,031,000	1,016
The Mosaic Co.
4.050%, 11/15/27	1,228,000	1,276
5.625%, 11/15/43	1,293,000	1,434
Southern Copper Corp.
3.875%, 4/23/25	1,215,000	1,265
5.875%, 4/23/45	858,000	1,040
Teck Resources, Ltd. 6.250%, 7/15/41	3,569,000	3,969

Total		21,368

Communications (2.2%)
AT&T, Inc.
3.400%, 5/15/25	2,144,000	2,239
3.800%, 2/15/27	855,000	906
4.300%, 2/15/30	745,000	820
4.350%, 3/1/29	583,000	644
4.850%, 3/1/39	1,052,000	1,192
5.150%, 2/15/50	1,311,000	1,535
5.250%, 3/1/37	627,000	738
5.350%, 12/15/43	526,000	619
5.375%, 10/15/41	842,000	987
5.450%, 3/1/47	759,000	917
5.700%, 3/1/57	627,000	790
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	1,030,000	1,084
5.375%, 5/1/47	1,693,000	1,842
Comcast Corp.
3.300%, 10/1/20	5,981,000	6,062
3.450%, 10/1/21	2,648,000	2,727
3.700%, 4/15/24	2,109,000	2,249
3.950%, 10/15/25	1,907,000	2,076
4.000%, 3/1/48	1,600,000	1,773
4.150%, 10/15/28	1,074,000	1,205
4.600%, 10/15/38	2,670,000	3,199
4.700%, 10/15/48	535,000	656

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.950%, 10/15/58	798,000	1,024
Discovery Communications LLC
4.125%, 5/15/29	1,478,000	1,557
5.300%, 5/15/49	1,938,000	2,147
Fox Corp.
4.030%, 1/25/24 144A	1,122,000	1,194
4.709%, 1/25/29 144A	750,000	856
5.576%, 1/25/49 144A	1,201,000	1,526
Telefonica Emisiones SA 5.520%, 3/1/49	1,805,000	2,200
Time Warner Cable LLC 6.550%, 5/1/37	745,000	895
Verizon Communications, Inc.
4.016%, 12/3/29	1,159,000	1,289
4.125%, 8/15/46	2,552,000	2,845
4.272%, 1/15/36	469,000	528
4.329%, 9/21/28	1,845,000	2,093
4.400%, 11/1/34	2,284,000	2,604
4.522%, 9/15/48	522,000	616
4.672%, 3/15/55	281,000	337
5.012%, 4/15/49	522,000	656
5.500%, 3/16/47	1,017,000	1,343
Viacom, Inc. 5.850%, 9/1/43	890,000	1,095
Vodafone Group PLC 4.250%, 9/17/50	4,100,000	4,179
The Walt Disney Co.
1.750%, 8/30/24	3,205,000	3,174
2.000%, 9/1/29	2,135,000	2,079
2.750%, 9/1/49	856,000	823
4.950%, 10/15/45 144A	1,017,000	1,366

Total		70,686

Consumer, Cyclical (1.5%)
Costco Wholesale Corp.
2.750%, 5/18/24	2,732,000	2,827
3.000%, 5/18/27	3,609,000	3,825
Ford Motor Co. 4.750%, 1/15/43	4,214,000	3,651
Ford Motor Credit Co. LLC 4.542%, 8/1/26	1,503,000	1,502
General Motors Co.
5.400%, 4/1/48	250,000	251
5.950%, 4/1/49	2,784,000	2,981
The Home Depot, Inc. 4.500%, 12/6/48	2,657,000	3,316
Lowe’s Companies, Inc. 3.650%, 4/5/29	5,021,000	5,370
McDonald’s Corp.
2.625%, 9/1/29	3,255,000	3,243
3.625%, 9/1/49	1,592,000	1,611
4.450%, 9/1/48	1,262,000	1,460
Starbucks Corp.
3.750%, 12/1/47	908,000	938
3.800%, 8/15/25	114,000	123
4.500%, 11/15/48	850,000	988

Select Bond Portfolio

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Walmart, Inc.
2.375%, 9/24/29	2,575,000	2,595
2.950%, 9/24/49	1,872,000	1,879
3.250%, 7/8/29	1,409,000	1,523
3.550%, 6/26/25	2,767,000	2,988
3.700%, 6/26/28	4,940,000	5,480
3.950%, 6/28/38	324,000	378
4.050%, 6/29/48	539,000	647

Total		47,576

Consumer, Non-cyclical (4.8%)
Abbott Laboratories
3.400%, 11/30/23	592,000	622
3.750%, 11/30/26	1,934,000	2,107
3.875%, 9/15/25	438,000	476
4.900%, 11/30/46	4,003,000	5,165
AbbVie, Inc.
2.500%, 5/14/20	4,056,000	4,065
4.250%, 11/14/28	794,000	862
4.875%, 11/14/48	614,000	678
Aetna, Inc. 3.875%, 8/15/47	855,000	832
Altria Group, Inc.
3.875%, 9/16/46	920,000	847
4.800%, 2/14/29	2,268,000	2,487
5.950%, 2/14/49	552,000	649
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 2/1/26	2,197,000	2,354
4.150%, 1/23/25	3,315,000	3,622
4.600%, 4/15/48	427,000	492
4.900%, 1/23/31	1,877,000	2,235
4.900%, 2/1/46	4,003,000	4,762
5.550%, 1/23/49	1,379,000	1,806
BAT Capital Corp.
3.222%, 8/15/24	1,666,000	1,686
3.462%, 9/6/29	1,149,000	1,124
Becton Dickinson and Co.
2.404%, 6/5/20	3,552,000	3,556
3.363%, 6/6/24	1,197,000	1,249
3.700%, 6/6/27	1,166,000	1,235
3.734%, 12/15/24	2,828,000	2,993
4.685%, 12/15/44	1,320,000	1,524
Boston Scientific Corp.
3.750%, 3/1/26	1,745,000	1,866
4.000%, 3/1/28	1,044,000	1,145
4.000%, 3/1/29	1,285,000	1,421
4.700%, 3/1/49	1,162,000	1,423
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	4,617,000	4,686
2.900%, 7/26/24 144A	2,517,000	2,597
3.200%, 6/15/26 144A	2,206,000	2,313
3.400%, 7/26/29 144A	2,697,000	2,884
4.125%, 6/15/39 144A	267,000	303
4.250%, 10/26/49 144A	750,000	873
Celgene Corp.
2.750%, 2/15/23	3,859,000	3,928
2.875%, 2/19/21	1,070,000	1,080
3.900%, 2/20/28	575,000	632
4.350%, 11/15/47	531,000	616

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Cigna Corp.
3.400%, 9/17/21	2,398,000	2,452
3.750%, 7/15/23	2,960,000	3,096
4.375%, 10/15/28	1,263,000	1,385
4.800%, 8/15/38	232,000	261
4.900%, 12/15/48	1,872,000	2,141
The Coca-Cola Co.
1.750%, 9/6/24	2,911,000	2,889
2.125%, 9/6/29	1,745,000	1,710
Constellation Brands, Inc.
3.150%, 8/1/29	2,960,000	3,031
3.200%, 2/15/23	531,000	547
3.500%, 5/9/27	759,000	794
3.600%, 2/15/28	1,675,000	1,769
3.700%, 12/6/26	894,000	946
4.400%, 11/15/25	162,000	179
CVS Health Corp.
2.625%, 8/15/24	1,416,000	1,421
3.000%, 8/15/26	1,179,000	1,185
3.250%, 8/15/29	943,000	948
3.700%, 3/9/23	1,083,000	1,127
4.000%, 12/5/23	1,587,000	1,677
4.100%, 3/25/25	2,346,000	2,505
4.780%, 3/25/38	1,158,000	1,277
5.050%, 3/25/48	303,000	345
Danone SA
2.589%, 11/2/23 144A	1,062,000	1,077
2.947%, 11/2/26 144A	7,635,000	7,816
Edwards Lifesciences Corp. 4.300%, 6/15/28	2,482,000	2,796
Express Scripts Holding Co. 3.400%, 3/1/27	1,079,000	1,115
Gilead Sciences, Inc.
3.650%, 3/1/26	1,074,000	1,151
4.150%, 3/1/47	855,000	953
Global Payments, Inc.
3.200%, 8/15/29	1,771,000	1,794
4.150%, 8/15/49	1,061,000	1,113
Kraft Heinz Foods Co. 2.800%, 7/2/20	3,234,000	3,240
Merck & Co., Inc.
3.400%, 3/7/29	1,885,000	2,044
4.000%, 3/7/49	680,000	809
Pfizer, Inc.
2.800%, 3/11/22	1,048,000	1,068
3.000%, 12/15/26	548,000	578
3.450%, 3/15/29	2,863,000	3,104
4.100%, 9/15/38	601,000	688
Reynolds American, Inc. 5.850%, 8/15/45	829,000	918
Sanofi 3.375%, 6/19/23	2,933,000	3,077
Thermo Fisher Scientific, Inc. 2.600%, 10/1/29	2,914,000	2,903
UnitedHealth Group, Inc.
2.375%, 8/15/24	2,964,000	2,983
2.875%, 8/15/29	2,960,000	3,019
3.500%, 8/15/39	1,179,000	1,228
3.700%, 12/15/25	1,179,000	1,267
3.700%, 8/15/49	1,653,000	1,752

Select Bond Portfolio

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
3.875%, 8/15/59	1,179,000	1,246
4.450%, 12/15/48	355,000	421

Total		153,040

Energy (3.0%)
BP Capital Markets America, Inc.
3.410%, 2/11/26	2,907,000	3,073
3.796%, 9/21/25	2,118,000	2,289
3.937%, 9/21/28	4,942,000	5,479
Cimarex Energy Co. 4.375%, 3/15/29	3,460,000	3,642
Devon Energy Corp. 5.600%, 7/15/41	1,741,000	2,110
Ecopetrol SA 5.875%, 5/28/45	1,030,000	1,210
Enbridge, Inc. 2.900%, 7/15/22	2,263,000	2,306
Encana Corp.
6.500%, 2/1/38	1,092,000	1,316
6.625%, 8/15/37	987,000	1,205
Energy Transfer Operating LP
5.250%, 4/15/29	938,000	1,058
5.500%, 6/1/27	1,337,000	1,510
5.875%, 1/15/24	3,139,000	3,490
6.125%, 12/15/45	548,000	643
Enterprise Products Operating LLC
3.125%, 7/31/29	3,538,000	3,618
4.200%, 1/31/50	2,749,000	2,939
4.800%, 2/1/49	324,000	376
Hess Corp.
3.500%, 7/15/24	460,000	469
5.800%, 4/1/47	193,000	222
6.000%, 1/15/40	1,570,000	1,820
7.125%, 3/15/33	386,000	482
Kinder Morgan Energy Partners LP
5.500%, 3/1/44	772,000	890
6.950%, 1/15/38	531,000	693
7.300%, 8/15/33	167,000	223
Kinder Morgan, Inc.
5.000%, 2/15/21 144A	3,253,000	3,360
5.550%, 6/1/45	614,000	725
Marathon Oil Corp. 6.600%, 10/1/37	281,000	350
Marathon Petroleum Corp. 3.625%, 9/15/24	1,603,000	1,677
MPLX LP
3.500%, 12/1/22 144A	1,235,000	1,270
5.200%, 12/1/47 144A	1,532,000	1,677
5.500%, 2/15/49	1,429,000	1,665
Noble Energy, Inc.
3.250%, 10/15/29	1,748,000	1,730
4.200%, 10/15/49	816,000	801
4.950%, 8/15/47	1,842,000	2,012
5.050%, 11/15/44	1,526,000	1,666
Occidental Petroleum Corp.
4.850%, 3/15/21	968,000	1,001
6.600%, 3/15/46	569,000	741
7.500%, 5/1/31	560,000	734
Petroleos Mexicanos
2.460%, 12/15/25	4,172,350	4,236
6.350%, 2/12/48	5,669,000	5,209

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.490%, 1/23/27 144A	668,000	696
6.750%, 9/21/47	2,378,000	2,282
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29	3,927,000	3,861
4.900%, 2/15/45	1,995,000	2,009
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/22 144A	2,135,000	2,169
Spectra Energy Partners LP 3.375%, 10/15/26	1,074,000	1,112
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44	1,960,000	2,064
5.400%, 10/1/47	522,000	569
Total Capital International
2.434%, 1/10/25	4,284,000	4,327
2.829%, 1/10/30	3,534,000	3,643
Western Gas Partners LP 5.500%, 8/15/48	1,109,000	984
The Williams Co., Inc. 3.900%, 1/15/25	767,000	804

Total		94,437

Financial (7.5%)
American International Group, Inc.
4.200%, 4/1/28	1,636,000	1,784
4.250%, 3/15/29	1,065,000	1,167
4.500%, 7/16/44	899,000	1,001
Banco Santander SA
2.706%, 6/27/24	3,600,000	3,640
3.306%, 6/27/29	1,600,000	1,653
Bank of America Corp.
2.328%, (ICE LIBOR USD 3 Month plus 0.630%), 10/1/21	4,762,000	4,767
3.093%, (ICE LIBOR USD 3 Month plus 1.090%), 10/1/25	6,413,000	6,606
3.366%, (ICE LIBOR USD 3 Month plus 0.810%), 1/23/26	2,688,000	2,802
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	5,235,000	5,462
3.458%, (ICE LIBOR USD 3 Month plus 0.970%), 3/15/25	3,034,000	3,166
3.559%, (ICE LIBOR USD 3 Month plus 1.060%), 4/23/27	3,341,000	3,527
4.330%, (ICE LIBOR USD 3 Month plus 1.520%), 3/15/50	903,000	1,067
Barclays PLC
3.932%, (ICE LIBOR USD 3 Month plus 1.610%), 5/7/25	3,799,000	3,925
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	1,059,000	1,106
4.972%, (ICE LIBOR USD 3 Month plus 1.902%), 5/16/29	1,981,000	2,174
BB&T Corp.
2.500%, 8/1/24	6,441,000	6,493
3.050%, 6/20/22	3,701,000	3,790
BNP Paribas SA 4.400%, 8/14/28 144A	765,000	845
Boston Properties LP 2.900%, 3/15/30	438,000	436
BPCE SA 2.700%, 10/1/29 144A	3,408,000	3,387

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Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
Capital One Financial Corp. 3.300%, 10/30/24	1,105,000	1,144
The Charles Schwab Corp. 3.250%, 5/22/29	5,130,000	5,406
Citibank NA
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	6,499,000	6,566
Citigroup, Inc.
3.980%, (ICE LIBOR USD 3 Month plus 1.338%), 3/20/30	1,069,000	1,165
4.044%, (ICE LIBOR USD 3 Month plus 1.023%), 6/1/24	2,683,000	2,834
Commonwealth Bank of Australia
3.610%, (H15T5Y plus 2.050%), 9/12/34 144A	2,232,000	2,235
3.743%, 9/12/39 144A	892,000	886
Credit Suisse Group AG 4.282%, 1/9/28 144A	2,210,000	2,376
Danske Bank A/S
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	5,492,000	5,512
3.244%, (ICE LIBOR USD 3 Month plus 1.591%), 12/20/25 144A	5,164,000	5,206
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	727,000	725
4.418%, 11/15/35	4,338,000	4,550
GLP Capital LP / GLP Financing II, Inc.
4.000%, 1/15/30	2,043,000	2,053
5.300%, 1/15/29	1,105,000	1,218
Healthcare Trust of America Holdings LP 3.100%, 2/15/30	634,000	632
HSBC Holdings PLC
3.803%, (ICE LIBOR USD 3 Month plus 1.211%), 3/11/25	5,699,000	5,937
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30	6,884,000	7,352
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	1,252,000	1,329
JPMorgan Chase & Co.
2.301%, (US SOFR plus 1.160%), 10/15/25	4,810,000	4,795
2.739%, (US SOFR plus 1.510%), 10/15/30	4,278,000	4,252
2.950%, 10/1/26	1,969,000	2,021
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	12,277,000	12,569
3.220%, (ICE LIBOR USD 3 Month plus 1.155%), 3/1/25	618,000	640
3.559%, (ICE LIBOR USD 3 Month plus 0.730%), 4/23/24	1,070,000	1,116
3.702%, (ICE LIBOR USD 3 Month plus 1.160%), 5/6/30	535,000	574
3.797%, (ICE LIBOR USD 3 Month plus 0.890%), 7/23/24	535,000	565
3.882%, (ICE LIBOR USD 3 Month plus 1.360%), 7/24/38	1,596,000	1,753
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	1,969,000	2,188
4.005%, (ICE LIBOR USD 3 Month plus 1.120%), 4/23/29	1,399,000	1,530
4.023%, (ICE LIBOR USD 3 Month plus 1.000%), 12/5/24	1,039,000	1,108

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
KeyCorp 2.550%, 10/1/29	4,078,000	3,982
Liberty Mutual Group, Inc. 4.569%, 2/1/29 144A	2,973,000	3,318
Lincoln National Corp. 3.050%, 1/15/30	3,556,000	3,544
Mastercard, Inc.
2.950%, 6/1/29	2,135,000	2,240
3.650%, 6/1/49	741,000	841
Mid-America Apartments LP
3.600%, 6/1/27	741,000	784
3.750%, 6/15/24	2,609,000	2,743
3.950%, 3/15/29	1,412,000	1,541
4.000%, 11/15/25	1,337,000	1,433
4.300%, 10/15/23	1,118,000	1,194
Mizuho Financial Group, Inc.
2.721%, (ICE LIBOR USD 3 Month plus 0.840%), 7/16/23	4,742,000	4,781
Morgan Stanley
2.625%, 11/17/21	4,266,000	4,305
2.750%, 5/19/22	13,000	13
3.700%, 10/23/24	3,201,000	3,391
4.375%, 1/22/47	531,000	624
4.457%, (ICE LIBOR USD 3 Month plus 1.431%), 4/22/39	1,004,000	1,169
Nationwide Building Society
3.960%, (ICE LIBOR USD 3 Month plus 1.855%), 7/18/30 144A	1,534,000	1,602
The PNC Financial Services Group, Inc. 3.450%, 4/23/29	6,349,000	6,780
Prudential Financial, Inc.
3.700%, 3/13/51	670,000	693
4.350%, 2/25/50	1,837,000	2,107
Public Storage 3.094%, 9/15/27	2,302,000	2,419
Regency Centers LP 2.950%, 9/15/29	2,372,000	2,367
Santander Holdings USA, Inc. 3.500%, 6/7/24	4,271,000	4,382
Simon Property Group LP
2.000%, 9/13/24	1,745,000	1,727
3.250%, 9/13/49	1,283,000	1,252
SITE Centers Corp. 4.625%, 7/15/22	930,000	972
Spirit Realty LP 3.400%, 1/15/30	1,315,000	1,305
Standard Chartered PLC
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	6,264,000	6,270
Store Capital Corp.
4.500%, 3/15/28	4,108,000	4,434
4.625%, 3/15/29	1,372,000	1,509
Sumitomo Mitsui Financial Group, Inc.
2.696%, 7/16/24	5,434,000	5,496
3.040%, 7/16/29	4,347,000	4,446
TrustCo Bank Corp. 6.390%, 1/15/50 144A	1,424,000	1,516
UBS Group AG
3.126%, (ICE LIBOR USD 3 Month plus 1.468%), 8/13/30 144A	2,947,000	2,968

Select Bond Portfolio

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
UBS Group Funding AG 4.253%, 3/23/28 144A	1,162,000	1,268
Ventas Realty LP 4.875%, 4/15/49	636,000	760
Westpac Banking Corp. 4.110%, (H15T5Y plus 2.000%), 7/24/34	1,285,000	1,340

Total		240,551

Industrial (2.1%)
The Boeing Co.
2.700%, 5/1/22	2,311,000	2,356
2.700%, 2/1/27	2,951,000	3,015
2.950%, 2/1/30	3,543,000	3,650
3.100%, 5/1/26	2,955,000	3,100
3.200%, 3/1/29	1,355,000	1,423
3.500%, 3/1/39	1,136,000	1,199
3.550%, 3/1/38	452,000	477
3.750%, 2/1/50	833,000	902
3.850%, 11/1/48	210,000	229
3.900%, 5/1/49	1,429,000	1,577
Burlington Northern Santa Fe LLC
3.550%, 2/15/50	1,600,000	1,698
4.900%, 4/1/44	601,000	754
Caterpillar, Inc.
2.600%, 9/19/29	1,813,000	1,832
3.250%, 9/19/49	2,027,000	2,109
Crowley Conro LLC 4.181%, 8/15/43	1,499,520	1,710
CSX Corp.
2.400%, 2/15/30	1,280,000	1,251
3.350%, 9/15/49	693,000	678
4.750%, 11/15/48	759,000	916
FedEx Corp. 4.950%, 10/17/48	1,346,000	1,494
General Electric Capital Corp. 3.100%, 1/9/23	381,000	386
General Electric Co.
2.700%, 10/9/22	525,000	526
4.500%, 3/11/44	2,945,000	3,155
5.875%, 1/14/38	1,320,000	1,586
Lockheed Martin Corp.
4.070%, 12/15/42	1,114,000	1,286
4.090%, 9/15/52	886,000	1,046
Northrop Grumman Corp.
2.550%, 10/15/22	3,446,000	3,494
2.930%, 1/15/25	153,000	158
3.250%, 8/1/23	3,179,000	3,312
3.250%, 1/15/28	386,000	405
Union Pacific Corp.
2.950%, 3/1/22	1,929,000	1,974
3.150%, 3/1/24	1,232,000	1,279
4.300%, 3/1/49	286,000	334
United Technologies Corp.
2.800%, 5/4/24	1,466,000	1,509
3.100%, 6/1/22	1,990,000	2,049
3.650%, 8/16/23	5,911,000	6,252
3.950%, 8/16/25	1,535,000	1,680
4.125%, 11/16/28	938,000	1,061
4.450%, 11/16/38	1,425,000	1,697

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Industrial continued
4.625%, 11/16/48	1,552,000	1,942

Total		65,501

Technology (2.1%)
Apple, Inc.
1.800%, 9/11/24	2,911,000	2,892
2.050%, 9/11/26	3,495,000	3,453
2.200%, 9/11/29	6,990,000	6,863
2.950%, 9/11/49	2,153,000	2,108
3.200%, 5/13/25	645,000	683
3.200%, 5/11/27	3,994,000	4,236
4.250%, 2/9/47	957,000	1,145
4.375%, 5/13/45	987,000	1,201
Broadcom, Inc.
4.250%, 4/15/26 144A	6,748,000	6,971
4.750%, 4/15/29 144A	763,000	807
Fidelity National Information Services, Inc. 3.750%, 5/21/29	1,600,000	1,736
Fiserv, Inc.
3.200%, 7/1/26	1,872,000	1,939
3.500%, 7/1/29	1,951,000	2,053
4.200%, 10/1/28	184,000	203
4.400%, 7/1/49	991,000	1,113
International Business Machines Corp.
3.300%, 5/15/26	1,776,000	1,874
4.150%, 5/15/39	802,000	916
4.250%, 5/15/49	2,226,000	2,572
Lam Research Corp.
3.750%, 3/15/26	1,732,000	1,849
4.875%, 3/15/49	469,000	574
Micron Technology, Inc.
4.663%, 2/15/30	1,462,000	1,524
Microsoft Corp.
3.300%, 2/6/27	1,636,000	1,764
3.700%, 8/8/46	531,000	609
4.000%, 2/12/55	1,403,000	1,673
4.100%, 2/6/37	1,750,000	2,076
4.250%, 2/6/47	2,499,000	3,102
4.500%, 2/6/57	1,289,000	1,681
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875%, 6/18/26 144A	2,670,000	2,808
Oracle Corp.
2.625%, 2/15/23	1,443,000	1,471
2.950%, 11/15/24	772,000	801
3.800%, 11/15/37	789,000	866
4.000%, 11/15/47	2,262,000	2,542

Total		66,105

Utilities (2.2%)
Alabama Power Co. 3.450%, 10/1/49	2,669,000	2,747
Black Hills Corp.
3.050%, 10/15/29	2,913,000	2,912
3.875%, 10/15/49	376,000	380
CenterPoint Energy, Inc.
2.500%, 9/1/22	219,000	221
2.500%, 9/1/24	3,494,000	3,490
2.950%, 3/1/30	1,597,000	1,591
4.250%, 11/1/28	1,587,000	1,744
Commonwealth Edison Co. 4.000%, 3/1/49	2,030,000	2,343

Select Bond Portfolio

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Consolidated Edison Co. of New York, Inc. 4.125%, 5/15/49	1,824,000	2,088
Dominion Energy, Inc. 4.600%, 3/15/49	854,000	1,007
Dominion Resources, Inc. 2.000%, 8/15/21	1,535,000	1,530
Duke Energy Corp. 1.800%, 9/1/21	2,302,000	2,292
Duke Energy Indiana LLC
3.250%, 10/1/49	1,603,000	1,598
3.750%, 5/15/46	522,000	561
Duke Energy Progress LLC 3.450%, 3/15/29	1,070,000	1,153
Edison International
4.125%, 3/15/28	1,600,000	1,640
5.750%, 6/15/27	535,000	601
Electricite de France SA
4.500%, 9/21/28 144A	3,342,000	3,730
5.600%, 1/27/40 144A	1,004,000	1,247
Enel Finance International NV
2.875%, 5/25/22 144A	1,695,000	1,717
3.500%, 4/6/28 144A	998,000	1,022
4.625%, 9/14/25 144A	2,288,000	2,499
4.750%, 5/25/47 144A	900,000	1,019
6.000%, 10/7/39 144A	1,402,000	1,752
Entergy Arkansas LLC 4.200%, 4/1/49	316,000	366
Eversource Energy 3.150%, 1/15/25	658,000	679
FirstEnergy Corp.
2.850%, 7/15/22	184,000	187
4.250%, 3/15/23	2,771,000	2,931
4.850%, 7/15/47	973,000	1,156
FirstEnergy Transmission LLC 5.450%, 7/15/44 144A	443,000	563
Georgia Power Co. 2.650%, 9/15/29	585,000	575
Metropolitan Edison Co. 4.300%, 1/15/29 144A	1,723,000	1,944
Mid-Atlantic Interstate Transmission LLC 4.100%, 5/15/28 144A	2,144,000	2,364
Mississippi Power Co.
3.950%, 3/30/28	2,679,000	2,922
4.250%, 3/15/42	1,609,000	1,743
PPL Capital Funding, Inc.
3.100%, 5/15/26	741,000	755
3.400%, 6/1/23	316,000	325
4.000%, 9/15/47	381,000	396
4.700%, 6/1/43	210,000	237
5.000%, 3/15/44	789,000	922
Public Service Enterprise Group, Inc. 2.875%, 6/15/24	1,313,000	1,347
Sempra Energy 4.000%, 2/1/48	1,693,000	1,793
Southern California Edison Co.
2.850%, 8/1/29	1,109,000	1,117
3.700%, 8/1/25	1,263,000	1,336
4.000%, 4/1/47	999,000	1,075
4.125%, 3/1/48	2,105,000	2,290
4.650%, 10/1/43	522,000	602

Corporate Bonds (26.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.550%, 1/15/37	307,000	375
5.950%, 2/1/38	1,008,000	1,287
6.000%, 1/15/34	159,000	200
Southwestern Electric Power Co. 3.900%, 4/1/45	702,000	742

Total		71,113

Total Corporate Bonds (Cost: $791,335)		830,377

Governments (28.9%)
Governments (28.9%)
Abu Dhabi Government International Bond
2.125%, 9/30/24 144A	1,699,000	1,689
2.500%, 9/30/29 144A	2,231,000	2,215
3.125%, 9/30/49 144A	1,247,000	1,208
Republic of Paraguay 5.400%, 3/30/50 144A	1,582,000	1,800
United Mexican States
4.500%, 1/31/50	1,150,000	1,211
4.500%, 4/22/29	7,558,000	8,210
4.600%, 2/10/48	1,876,000	2,005
US Treasury
1.250%, 8/31/24	21,982,000	21,677
1.375%, 8/31/20	37,456,000	37,295
1.375%, 9/30/20	17,998,000	17,920
1.375%, 8/31/26	21,100,000	20,761
1.500%, 7/15/20	12,968,000	12,932
1.500%, 8/31/21	1,000	1
1.500%, 9/15/22	25,169,000	25,123
1.500%, 9/30/24	25,551,000	25,490
1.625%, 8/31/22	1,923,000	1,925
1.625%, 4/30/23	10,404,000	10,419
1.625%, 2/15/26	32,997,000	33,011
1.625%, 9/30/26	11,588,000	11,590
1.625%, 8/15/29	14,523,000	14,460
1.750%, 12/31/20	12,101,000	12,093
1.750%, 7/15/22	6,757,000	6,785
2.000%, 10/31/22	11,626,000	11,770
2.125%, 5/31/21	3,422,000	3,445
2.125%, 5/15/22	5,306,000	5,375
2.125%, 2/29/24	10,383,000	10,630
2.250%, 8/15/46	3,850,000	3,951
2.250%, 8/15/49	12,699,000	13,074
2.250%, 4/30/21	4,071,000	4,104
2.250%, 10/31/24	6,422,000	6,634
2.250%, 11/15/25	18,299,000	18,978
2.500%, 5/15/46	20,019,000	21,577
2.500%, 6/30/20	2,840,000	2,853
2.500%, 1/15/22	44,186,000	45,042
2.625%, 5/15/21	18,107,000	18,367
2.625%, 7/15/21	19,296,000	19,608
2.625%, 2/28/23	14,235,000	14,728
2.625%, 12/31/25	9,977,000	10,575
2.750%, 4/30/23 b	49,655,000	51,672
2.750%, 5/31/23 b	95,131,000	99,089
2.750%, 7/31/23	45,668,000	47,655
2.750%, 8/31/23	33,821,000	35,332
2.750%, 8/31/25 b	45,561,000	48,494
2.875%, 5/15/49	2,832,000	3,306
2.875%, 11/30/25	1,207,000	1,296
3.000%, 11/15/44	28,935,000	34,011

Select Bond Portfolio

Governments (28.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.125%, 2/15/43 b	41,494,000	49,522
3.125%, 8/15/44 b	58,053,000	69,609

Total		920,517

Total Governments (Cost: $906,297)		920,517

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,919
Los Angeles Community College District, Series 2010-E 6.750%, 8/1/49 GO	2,600,000	4,350
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	3,192
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,423
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,540,000	4,501
State of California 7.600%, 11/1/40 GO	450,000	761
State of Illinois 5.100%, 6/1/33 GO	360,000	390

Total Municipal Bonds (Cost: $14,905)		17,536

Structured Products (52.0%)
Asset Backed Securities (10.3%)
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A 3.070%, 9/20/23 144A	1,041,000	1,063
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	4,911,000	5,111
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	6,521,000	6,524
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4 1.630%, 1/20/21	39,833	40
College Ave Student Loans, Series 2017-A, Class A1
3.795%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,892,316	1,899
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	1,398,196	1,481
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,368,041	1,385
Ford Credit Auto Owner Trust, Series 2017-2, Class A 2.360%, 3/15/29 144A	7,667,000	7,701
Ford Credit Auto Owner Trust, Series 2017- REV1, Class A 2.620%, 8/15/28 144A	1,371,000	1,388
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.190%, 7/15/31 144A	7,654,000	7,972

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2018-2, Class A 3.470%, 1/15/30 144A	3,394,000	3,553
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A 3.520%, 7/15/30 144A	3,649,000	3,859
Ford Credit Floorplan Master Owner Trust, Series 2019-A, Class A 2.440%, 9/15/26	5,558,000	5,588
Ford Credit Floorplan Master Owner Trust, Series 2019-A, Class A1 2.230%, 9/15/24	6,946,000	6,963
Ford Credit Floorplan Master Owner Trust, Series 2019-A, Class A2
2.650%, (ICE LIBOR USD 1 Month plus 0.600%), 9/15/24	5,003,000	5,007
Hertz Vehicle Financing II LP, Series 2019-1A, Class A 3.710%, 3/25/23 144A	4,653,000	4,792
Hertz Vehicle Financing II LP, Series 2019-2A, Class A 3.420%, 5/25/25 144A	8,233,000	8,502
Hertz Vehicle Financing LLC, Series 2015-3A, Class A 2.670%, 9/25/21 144A	2,783,000	2,793
Hertz Vehicle Financing LLC, Series 2016-2A, Class A 2.950%, 3/25/22 144A	3,583,000	3,607
Hertz Vehicle Financing LLC, Series 2016-4A, Class A 2.650%, 7/25/22 144A	432,000	433
Hertz Vehicle Financing LLC, Series 2017-1A, Class A 2.960%, 10/25/21 144A	3,034,000	3,055
Hertz Vehicle Financing LLC, Series 2017-2A, Class A 3.290%, 10/25/23 144A	2,764,000	2,827
Hertz Vehicle Financing LLC, Series 2018-2A, Class A 3.650%, 6/27/22 144A	2,855,000	2,912
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030%, 7/25/24 144A	3,072,000	3,234
Navient Private Education Loan Trust, Series 2014-AA, Class A3
3.994%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	3,434,000	3,497
Navient Private Education Loan Trust, Series 2014-CTA, Class A
3.094%, (ICE LIBOR USD 1 Month plus 0.700%), 9/16/24 144A	417,073	417
Navient Private Education Loan Trust, Series 2018-BA, Class A2A 3.610%, 12/15/59 144A	2,429,000	2,545
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2 3.190%, 2/18/42 144A	1,163,000	1,186
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	1,296,000	1,338

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	5,609,000	5,867
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	6,611,000	6,897
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	4,719,000	4,847
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	5,542,000	5,611
Navient Student Loan Trust, Series 2014-1, Class A3
2.940%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,419,628	2,401
Navient Student Loan Trust, Series 2015-1, Class A2
3.004%, (ICE LIBOR USD 1 Month plus 0.600%), 4/25/40	6,622,217	6,550
Navient Student Loan Trust, Series 2016-1A, Class A
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/70 144A	3,946,740	3,901
Navient Student Loan Trust, Series 2016-3A, Class A2
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	784,969	787
Navient Student Loan Trust, Series 2016-5A, Class A
2.802%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/65 144A	4,146,958	4,179
Navient Student Loan Trust, Series 2016-AA, Class A2B
4.544%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,400,325	1,445
Navient Student Loan Trust, Series 2017-5A, Class A
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 7/26/66 144A	2,068,315	2,060
Navient Student Loan Trust, Series 2017-A, Class A2B
3.294%, (ICE LIBOR USD 1 Month plus 0.900%), 12/16/58 144A	4,642,000	4,652
Navient Student Loan Trust, Series 2019 EA, Class A2 4.000%, 12/15/59 144A	3,615,000	3,828
Navient Student Loan Trust, Series 2019-3, Class A
2.887%, (ICE LIBOR USD 1 Month plus 0.830%), 7/25/68 144A	13,132,000	13,132
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	4,423,000	4,613
Nelnet Student Loan Trust, Series 2004-3, Class A5
2.760%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	768,389	750

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-4, Class A5
2.740%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	4,174,806	4,101
Nelnet Student Loan Trust, Series 2005-1, Class A5
2.690%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	9,611,595	9,443
Nelnet Student Loan Trust, Series 2005-2, Class A5
2.443%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	9,704,636	9,553
Nelnet Student Loan Trust, Series 2005-3, Class A5
2.463%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	8,828,395	8,761
Nelnet Student Loan Trust, Series 2005-4, Class A4
2.523%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,441,621	1,392
Nelnet Student Loan Trust, Series 2012-4A, Class A
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 9/27/38 144A	2,795,769	2,794
Nelnet Student Loan Trust, Series 2013-1A, Class A
3.004%, (ICE LIBOR USD 1 Month plus 0.600%), 6/25/41 144A	2,159,897	2,128
Nelnet Student Loan Trust, Series 2014-1A, Class A
2.974%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	1,136,852	1,126
Nelnet Student Loan Trust, Series 2016-1A, Class A
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 9/25/65 144A	3,955,955	3,971
Nelnet Student Loan Trust, Series 2017-2A, Class A
3.174%, (ICE LIBOR USD 1 Month plus 0.770%), 9/25/65 144A	2,365,557	2,357
Nelnet Student Loan Trust, Series 2018-3A, Class A2
2.930%, (ICE LIBOR USD 1 Month plus 0.440%), 9/27/66 144A	1,506,000	1,501
SLC Student Loan Trust, Series 2005-2, Class A4
2.570%, (ICE LIBOR USD 3 Month plus 0.160%), 12/15/39	2,949,000	2,820
SLC Student Loan Trust, Series 2007-1, Class A5
2.248%, (ICE LIBOR USD 3 Month plus 0.090%), 2/15/68	2,218,000	2,074
SLC Student Loan Trust, Series 2008-1, Class A4A
4.388%, (ICE LIBOR USD 3 Month plus 1.600%), 12/15/32	2,630,654	2,687
SLM Private Education Loan Trust, Series 2013-B, Class A2B
3.128%, (ICE LIBOR USD 1 Month plus 1.100%), 6/17/30 144A	11,936	12

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2003-1, Class A5C
3.160%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,550,630	1,514
SLM Student Loan Trust, Series 2004-10, Class A7A
3.180%, (ICE LIBOR USD 3 Month plus 0.600%), 10/25/29 144A	6,428,000	6,437
SLM Student Loan Trust, Series 2005-3, Class A6
2.730%, (ICE LIBOR USD 3 Month plus 0.150%), 4/25/40	2,867,000	2,772
SLM Student Loan Trust, Series 2006-1, Class A5
2.386%, (ICE LIBOR USD 3 Month plus 0.110%), 7/26/21	5,768,505	5,729
SLM Student Loan Trust, Series 2006-3, Class A5
2.376%, (ICE LIBOR USD 3 Month plus 0.100%), 1/25/21	3,358,698	3,318
SLM Student Loan Trust, Series 2007-2, Class A4
2.336%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	5,437,985	5,304
SLM Student Loan Trust, Series 2012-1, Class A3
3.095%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	6,507,818	6,432
SLM Student Loan Trust, Series 2012-2, Class A
2.845%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,618,963	5,493
SLM Student Loan Trust, Series 2012-6, Class A3
2.895%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,555,749	2,521
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.028%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	1,917,362	1,924
SMB Private Education Loan Trust, Series 2015-C, Class A2B
3.428%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	882,871	893
SMB Private Education Loan Trust, Series 2016-A, Class A2A 2.700%, 5/15/31 144A	4,267,462	4,304
SMB Private Education Loan Trust, Series 2016-A, Class A2B
3.528%, (ICE LIBOR USD 1 Month plus 1.500%), 5/15/31 144A	5,749,247	5,835
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	2,100,041	2,107
SMB Private Education Loan Trust, Series 2016-B, Class A2B
3.478%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	5,736,228	5,843

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.128%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	2,248,553	2,267
SMB Private Education Loan Trust, Series 2017-A, Class A2B
2.928%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,651,428	1,654
SMB Private Education Loan Trust, Series 2017-B, Class A2A 2.820%, 10/15/35 144A	2,252,540	2,281
SMB Private Education Loan Trust, Series 2017-B, Class A2B
2.778%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	4,105,749	4,107
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	2,157,000	2,247
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	4,978,000	5,190
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 2.760%, 12/26/36 144A	1,440,095	1,449
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
3.095%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	255,487	257
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
2.995%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	539,116	541
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
2.845%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	537,905	539
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	356,000	359
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
2.645%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	370,309	371
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	5,282,000	5,380
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B 2.950%, 2/25/42 144A	1,648,000	1,680
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX 3.340%, 8/26/47 144A	4,753,000	4,897
World Financial Network Credit Card Master Trust, Series 2019-B, Class A 3.460%, 7/15/25	1,567,000	1,605
World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.210%, 7/15/26	6,332,000	6,327

Total		328,489

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (41.7%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	1,812,867	1,838
Asset Securitization Corp., Series 1997-D5, Class PS1 1.831%, (CSTR), 2/14/43 IO	69,449	–p
Benchmark Mortgage Trust, Series 2018-B1, Class ASB 3.602%, (AFC), 1/15/51	854,000	911
Benchmark Mortgage Trust, Series 2019-B13, Class A4 2.952%, 8/15/57	2,047,000	2,123
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1 3.613%, (AFC), 10/26/48 144A	1,207,072	1,221
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A	3,302,426	3,314
CD Commercial Mortgage Trust, Series 2017- CD4, Class A4 3.514%, (AFC), 5/10/50	1,610,000	1,734
CD Commercial Mortgage Trust, Series 2017- CD6, Class ASB 3.332%, 11/13/50	2,821,000	2,969
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1 1.793%, (CSTR, AFC), 1/10/48	626,092	624
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB 3.091%, 5/10/58	1,508,000	1,556
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1 1.964%, 6/15/50	350,264	349
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,226,000	1,287
Citibank NA 1.410%, 10/10/49	91,179	91
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1 1.443%, 8/10/49	493,008	489
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB 2.622%, 8/10/49	1,967,000	2,005
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB 3.121%, 6/10/50	694,000	722
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB 3.317%, 5/10/50	1,173,000	1,231
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AS 3.457%, 4/10/48	730,000	765
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	136,523	144
COLT Funding LLC, Series 2019-4, Class A1 2.579%, (AFC), 11/25/49 144A	3,428,000	3,428

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2019-1, Class A1 3.705%, (AFC), 3/25/49 144A	1,752,049	1,777
COLT Mortgage Loan Trust, Series 2019-2, Class A1 3.337%, (AFC), 5/25/49 144A	3,288,381	3,345
COMM Mortgage Trust, Series 2013-CR9, Class A4 4.373%, (CSTR), 7/10/45	3,078,000	3,305
Commercial Mortgage Pass Through Certificates, Series 2016-COR1, Class ASB 2.972%, 10/10/49	1,155,000	1,193
Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3 4.228%, 5/10/51	548,000	621
Credit Suisse Mortgage Trust, Series 2016- NXSR, Class A4 3.795%, (AFC), 12/15/49	4,752,000	5,160
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4 3.504%, 6/15/57	1,587,000	1,682
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	2,002,000	2,148
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	2,233,000	2,415
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB 3.532%, 11/15/48	582,000	609
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5 3.016%, 9/11/52	1,696,000	1,763
Federal Home Loan Bank
3.500%, 7/1/49	4,306,814	4,529
3.500%, 8/1/49	5,782,196	6,066
Federal Home Loan Mortgage Corp.
2.500%, 6/1/28	3,728,290	3,768
3.000%, 5/1/47	1,342,741	1,381
3.000%, 6/1/49	1,668,001	1,696
3.500%, 5/1/46	6,586,680	6,932
3.500%, 6/1/46	1,451,997	1,528
3.500%, 2/1/48	1,771,425	1,851
3.500%, 4/1/49	3,858,511	4,058
3.500%, 7/1/49	1,821,524	1,880
3.500%, 9/1/49	1,931,551	2,003
3.500%, 9/1/49	6,165,000	6,455
4.000%, 1/1/35	117,471	126
4.000%, 1/1/36	177,683	188
4.000%, 10/1/36	1,175,245	1,246
4.000%, 3/1/37	580,464	619
4.000%, 2/1/49	17,304,127	18,000
4.000%, 5/1/49	1,698,299	1,778
4.000%, 7/1/49	8,120,085	8,735
4.000%, 9/1/49	2,596,000	2,763
4.500%, 6/1/39	125,962	141
4.500%, 7/1/39	137,571	154
5.000%, 5/1/48	5,843,998	6,464
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	8,502,685	8,783

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	10,368,335	10,575
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	4,605,479	4,752
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP 4.500%, 7/15/42	2,488,664	2,572
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	376,393	430
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	3,488,587	3,769
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	961,849	995
Federal Home Loan Mortgage Corp., Series 4796, Class AK 3.000%, 5/15/48	9,156,390	9,335
Federal Home Loan Mortgage Corp., Series 4802, Class A 3.000%, 6/15/48	8,842,392	9,003
Federal Home Loan Mortgage Corp., Series 4856, Class FD
2.328%, (ICE LIBOR USD 1 Month plus 0.300%), 8/15/40	3,937,527	3,941
Federal Home Loan Mortgage Corp., Series 4897, Class F
2.428%, (ICE LIBOR USD 1 Month plus 0.400%), 7/15/49	1,387,359	1,385
2.744%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	1,303,747	1,298
Federal National Mortgage Association 2.500%, 8/1/31	2,699,942	2,724
2.616%, (ICE LIBOR USD 12 Month plus 1.583%), 5/1/45	2,292,282	2,327
2.660%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	10,944,520	11,115
2.748%, (ICE LIBOR USD 12 Month plus 1.578%), 6/1/45	3,042,228	3,098
2.954%, (ICE LIBOR USD 12 Month plus 1.599%), 8/1/47	1,995,601	2,034
3.000%, 1/1/43	4,401,431	4,533
3.123%, (ICE LIBOR USD 12 Month plus 1.620%), 3/1/47	2,632,334	2,687
3.500%, 3/1/46	2,578,509	2,712
3.500%, 8/1/48	3,835,028	4,041
3.500%, 4/1/49	4,683,937	4,926
3.500%, 5/1/49	10,587,047	10,923
3.500%, 6/1/49	23,357,427	24,547
3.500%, 7/1/49	30,409,499	31,990
3.500%, 8/1/49	63,823,010	67,135
4.000%, 7/1/33	1,694,467	1,782
4.000%, 9/1/33	3,109,210	3,269
4.000%, 7/1/36	2,963,977	3,140
4.000%, 9/1/36	1,149,583	1,217
4.000%, 11/1/36	874,621	927
4.000%, 12/1/36	206,281	218
4.000%, 10/1/37	1,445,393	1,530

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 5/1/45	3,660,535	3,877
4.000%, 9/1/45	1,074,747	1,164
4.000%, 10/1/46	411,277	435
4.000%, 12/1/46	2,568,015	2,723
4.000%, 4/1/47	1,452,828	1,547
4.000%, 7/1/47	1,684,270	1,779
4.000%, 9/1/47	1,920,885	2,037
4.000%, 10/1/47	2,363,967	2,523
4.000%, 11/1/47	17,774,167	18,690
4.000%, 8/1/48	24,200,042	25,315
4.000%, 9/1/48	17,552,736	18,361
4.000%, 1/1/49	26,716,093	27,745
4.000%, 3/1/49	1,805,505	1,914
4.000%, 4/1/49	2,425,214	2,573
4.000%, 5/1/49	1,282,626	1,343
4.000%, 6/1/49	26,695,488	27,873
4.500%, 5/1/34	75,160	81
4.500%, 6/1/41	160,778	175
4.500%, 3/1/43	1,827,787	1,984
4.500%, 3/1/44	1,411,176	1,531
4.500%, 10/1/45	2,964,533	3,216
4.500%, 2/1/46	106,448	115
4.500%, 3/1/48	1,179,819	1,275
4.500%, 4/1/48	2,667,898	2,883
4.500%, 5/1/48	1,516,423	1,639
4.500%, 10/1/48	1,510,545	1,632
4.500%, 2/1/49	6,929,726	7,543
4.500%, 4/1/49	1,841,201	1,989
4.500%, 5/1/49	726,643	785
4.500%, 6/1/49	5,108,015	5,560
4.500%, 7/1/49	4,649,279	5,061
4.500%, 8/1/49	4,246,208	4,618
4.500%, 9/1/49	11,166,611	11,805
5.000%, 7/1/44	311,571	342
5.000%, 6/1/48	8,480,023	9,447
5.000%, 9/1/48	4,119,769	4,504
5.000%, 10/1/48	5,644,182	6,277
5.000%, 1/1/49	6,257,193	6,847
5.000%, 2/1/49	15,546,540	17,320
5.000%, 6/1/49	26,530,628	29,176
5.000%, 8/1/49	52,169,385	57,930
5.500%, 12/1/48	4,362,969	4,848
5.500%, 6/1/49	10,292,123	11,607
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42	7,071,560	7,504
Federal National Mortgage Association TBA
3.000%, 10/12/47	88,100,000	89,442
3.000%, 11/13/47	10,700,000	10,856
3.500%, 10/1/49 Æ	6,165,000	6,462
3.500%, 10/12/47	38,400,000	39,398
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	934,130	906
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	2,846,505	2,993
Federal National Mortgage Association, Series 2017-42, Class H 3.000%, 11/25/43	2,419,094	2,475

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,102,000	1,157
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	5,289,640	5,450
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	1,159,016	1,198
Federal National Mortgage Association, Series 2018-43, Class CT 3.000%, 6/25/48	8,784,309	8,917
Federal National Mortgage Association, Series 2018-45, Class GA 3.000%, 6/25/48	8,322,940	8,432
Federal National Mortgage Association, Series 2018-56, Class CH 3.000%, 8/25/48	4,332,341	4,404
Federal National Mortgage Association, Series 2018-57, Class PT 3.000%, 8/25/48	3,303,709	3,360
Federal National Mortgage Association, Series 2018-59, Class DA 3.000%, 8/25/48	9,386,457	9,541
Federal National Mortgage Association, Series 2018-79, Class FA
2.268%, (ICE LIBOR USD 1 Month plus 0.250%), 11/25/48	6,351,972	6,305
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	3,650,719	3,669
Federal National Mortgage Association, Series 2019-14, Class FB
2.630%, (ICE LIBOR USD 1 Month plus 0.400%), (AFC), 4/25/59	2,335,545	2,333
Federal National Mortgage Association, Series 2019-18, Class FH
2.368%, (ICE LIBOR USD 1 Month plus 0.350%), 5/25/49	3,891,317	3,880
Federal National Mortgage Association, Series 2019-25, Class YF
2.468%, (ICE LIBOR USD 1 Month plus 0.450%), 10/25/46	7,621,688	7,614
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	3,166,434	3,299
Federal National Mortgage Association, Series 2019-35, Class FH
2.368%, (ICE LIBOR USD 1 Month plus 0.350%), 7/25/49	1,723,301	1,716
Federal National Mortgage Association, Series 2019-35, Class MB 3.000%, 7/25/49	4,017,468	4,210
Federal National Mortgage Association, Series 2019-42, Class FK
2.468%, (ICE LIBOR USD 1 Month plus 0.450%), 8/25/49	9,013,450	8,986
Federal National Mortgage Association, Series 2019-60, Class BF
2.496%, (ICE LIBOR USD 1 Month plus 0.450%), 10/25/49 Æ	3,098,000	3,095

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-60, Class FW
2.496%, (ICE LIBOR USD 1 Month plus 0.450%), 10/25/49 Æ	2,388,000	2,386
GCAT LLC, Series 2019-NQM1, Class A1 2.985%, (AFC), 2/25/59 144A	1,338,696	1,353
Government National Mortgage Association
3.000%, 10/23/47	18,300,000	18,781
3.500%, 1/20/48	9,141,939	9,605
3.500%, 8/20/49	980,533	1,026
3.500%, 9/20/49	706,000	741
3.500%, 10/23/47	26,100,000	27,043
3.500%, 11/1/44	17,500,000	18,123
4.000%, 10/20/47	936,899	994
4.000%, 3/20/48	1,217,488	1,276
4.000%, 4/20/48	4,156,966	4,365
4.000%, 5/20/49	1,737,402	1,853
4.000%, 6/20/49	10,914,480	11,519
4.000%, 7/20/49	4,214,871	4,495
4.000%, 8/20/49	13,767,738	14,395
4.500%, 8/15/47	976,315	1,056
4.500%, 2/20/49	6,103,424	6,632
4.500%, 3/20/49	4,083,119	4,384
4.500%, 4/20/49	6,944,158	7,312
4.500%, 5/20/49	5,954,445	6,346
5.000%, 12/20/39	122,787	136
5.000%, 11/20/45	269,504	296
5.000%, 3/20/48	13,579,980	14,546
5.000%, 6/20/48	8,738,117	9,275
5.000%, 1/20/49	5,177,014	5,726
5.000%, 2/20/49	1,994,757	2,157
5.000%, 3/20/49	1,850,935	1,999
5.000%, 4/20/49	12,982,181	13,727
5.000%, 5/20/49	13,900,343	14,751
5.000%, 6/20/49	2,135,410	2,266
5.000%, 7/20/49	3,595,897	3,815
5.000%, 9/20/49	1,340,000	1,427
Government National Mortgage Association TBA
3.000%, 11/1/46	48,300,000	49,524
3.000%, 12/19/49	10,200,000	10,450
Government National Mortgage Association, Series 2012-141, Class WA 4.527%, 11/16/41	888,145	993
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	4,083,718	4,145
Government National Mortgage Association, Series 2019-20, Class JK 3.500%, 2/20/49	11,900,230	12,218
GS Mortgage Securities Trust , Series 2019- GC42, Class A4 3.000%, 9/1/52	1,469,000	1,532
GS Mortgage Securities Trust, Series 2012- GCJ7, Class AAB 2.935%, 5/10/45	167,185	168
GS Mortgage Securities Trust, Series 2014- GC18, Class A3 3.801%, 1/10/47	953,024	1,008

Select Bond Portfolio

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2015- GC28, Class A5 3.396%, 2/10/48	735,000	776
GS Mortgage Securities Trust, Series 2015- GC34, Class A4 3.506%, 10/10/48	1,802,000	1,924
GS Mortgage Securities Trust, Series 2017- GS6, Class A3 3.433%, 5/10/50	2,645,000	2,830
GS Mortgage Securities Trust, Series 2017- GS7, Class A4 3.430%, 8/10/50	2,846,000	3,034
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	4,108,561	4,491
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1 1.324%, 8/15/49	844,522	838
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class ASB 3.548%, 3/15/50	3,358,000	3,554
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	1,323,000	1,404
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2 2.773%, 10/15/48	770,946	770
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	6,101,000	6,284
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4 3.769%, 12/15/48	838,000	909
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB 3.282%, 7/15/50	1,306,000	1,368
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.694%, 3/15/50	912,000	992
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB 3.491%, 3/15/50	463,000	489
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class ASB 4.145%, 6/15/51	1,453,000	1,597
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	92,507	94
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4 4.218%, (CSTR), 7/15/46	290,000	309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	434,000	454
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB 3.383%, 10/15/48	1,239,000	1,291

Structured Products (52.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4 3.753%, 12/15/47	393,000	425
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB 2.729%, 9/15/49	5,519,000	5,626
Morgan Stanley Capital I Trust, Series 2016- UB11, Class A1 1.445%, 8/15/49	1,092,467	1,086
Morgan Stanley Capital I Trust, Series 2016- UB11, Class ASB 2.606%, 8/15/49	1,289,000	1,308
Morgan Stanley Capital I Trust, Series 2016- UBS9, Class A1 1.711%, 3/15/49	637,552	635
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 3.600%, (AFC), 4/25/49 144A	1,768,741	1,792
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	2,609,000	2,609
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/19	3,713	4
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	1,530,928	1,548
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 4/25/59 144A	6,450,863	6,486
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A	6,442,669	6,444
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	2,392,973	2,413
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	2,930,847	2,920
Visio Trust, Series 2019-1, Class A1 3.572%, (AFC), 6/25/54 144A	1,433,544	1,447

Total		1,326,579

Total Structured Products (Cost: $1,633,820)		1,655,068

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	32,694,577	32,695

Total		32,695

Total Short-Term Investments (Cost: $32,695)		32,695

Total Investments (108.5%) (Cost: $3,379,052)@		3,456,193

Other Assets, Less Liabilities (-8.5%)		(271,115)

Net Assets (100.0%)		3,185,078

Select Bond Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $377,707 representing 11.9% of the net assets.

b

Cash or securities with an aggregate value of $318,386 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

p	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,379,052 and the net unrealized appreciation of investments based on that cost was $77,141 which is comprised of $79,806 aggregate gross unrealized appreciation and $2,665 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$17,536	$—
Corporate Bonds	—	830,377	—
Governments	—	920,517	—
Structured Products
Mortgage Securities	—	1,314,636	11,943
All Others	—	328,489	—
Short-Term Investments	32,695	—	—

Total Assets:	$32,695	$3,411,555	$11,943

For the period ended September 30, 2019, there were transfers from Level 3 to Level 2 in the amount of $7,508 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously not priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand